Fresh Start Reporting - Cumulative impact of fresh-start adjustments (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Jan. 31, 2021	Sep. 30, 2020	Aug. 27, 2020
Fresh-Start Adjustment [Line Items]
Fresh-start adjustment to accounts receivable, net	$ (990)
Fresh-start adjustment to prepaid assets and other assets (including long-term)	(20,792)
Fresh-start adjustment to goodwill	(580,639)
Fresh-start adjustment to intangible assets, net	516,124
Fresh-start adjustment to operating lease right-of-use assets and liabilities, net	317
Fresh-start adjustment to deferred revenue (current and non-current)	116,252
Fair value adjustment to debt	5,050
Fair value adjustment to other long-term liabilities	400
Total fresh-start adjustments impacting reorganization items, net	34,922		$ 34,922
Elimination of accumulated other comprehensive loss	(2,733)
Deferred tax liabilities	(73,446)	$ 77,200
Net impact on accumulated deficit	$ (41,257)